UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
___            Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _______ to _______.
Date of Report (Date of earliest event reported):
Commission File Number of securitizer:
Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]
X          Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)
Central Index Key Number of depositor: 0000807641
GS Mortgage-Backed Securities Trust 2025-CES1
(Exact name of issuing entity as specified in its charter)
Central Index Key Number of issuing entity:

Michael Dente, (212) 357-3598
Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT
Item 2.01.                                        Findings and Conclusions of a Third Party Due Diligence Report Obtained By the Issuer
The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G.  Please see the Exhibit Index for the related information.

Item 3.                                        Exhibits
99.1            Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1 -    Executive Summary
Schedule 2 -    Rating Agency Grades
Schedule 3A - Exception Grades
Schedule 3B - Exception Grades
Schedule 3C - Exception Grades
Schedule 4 -    Valuation Summary
Schedule 5 -    Supplemental Data
Schedule 6 -    ASF Addendum Business Purpose
Schedule 7 -    Data Compare Summary

99.2            Disclosures required by Rule 15Ga-2 for Opus Capital Markets Consultants, LLC

Schedule 1 - Executive Summary/Narrative
Schedule 2 - Standard Findings Report
Schedule 3 - Rating Agency Grade Summary Report
Schedule 4 - ATR OR QM Report
Schedule 5 - Supplemental Data Extract Report
Schedule 6 - Valuation Report
Schedule 7 - Data Compare Report

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Dated: February 13, 2025
GS Mortgage Securities Corp.
(Depositor)
By:	/s/ Michael Dente Name: Michael Dente Title: Vice President

EXHIBIT INDEX
Exhibit Number
99.1            Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1 -    Executive Summary
Schedule 2 -    Rating Agency Grades
Schedule 3A - Exception Grades
Schedule 3B - Exception Grades
Schedule 3C - Exception Grades
Schedule 4 -    Valuation Summary
Schedule 5 -    Supplemental Data
Schedule 6 -    ASF Addendum Business Purpose
Schedule 7 -    Data Compare Summary

99.2            Disclosures required by Rule 15Ga-2 for Opus Capital Markets Consultants, LLC

Schedule 1 - Executive Summary/Narrative
Schedule 2 - Standard Findings Report
Schedule 3 - Rating Agency Grade Summary Report
Schedule 4 - ATR OR QM Report
Schedule 5 - Supplemental Data Extract Report
Schedule 6 - Valuation Report
Schedule 7 - Data Compare Report